Performance Management	Dec. 07, 2025
Motley Fool Innovative Growth Factor ETF
Prospectus [Line Items]
Performance Narrative [Text Block]

Performance Information: Performance information for the Innovative Growth Fund is not included because the Fund had not commenced operations prior to the date of this Prospectus. Performance information will be available once the Innovative Growth Fund has at least one calendar year of performance. Updated performance information will be available on the Innovative Growth Fund’s website at fooletfs.com.

Performance One Year or Less [Text]	Performance information for the Innovative Growth Fund is not included because the Fund had not commenced operations prior to the date of this Prospectus.
Performance Availability Website Address [Text]	fooletfs.com
Motley Fool Crowdsource ETF
Prospectus [Line Items]
Performance Narrative [Text Block]

Performance Information: Performance information for the Crowdsource Fund is not included because the Fund had not commenced operations prior to the date of this Prospectus. Performance information will be available once the Crowdsource Fund has at least one calendar year of performance. Updated performance information will be available on the Crowdsource Fund’s website at fooletfs.com.

Performance One Year or Less [Text]	Performance information for the Crowdsource Fund is not included because the Fund had not commenced operations prior to the date of this Prospectus.
Performance Availability Website Address [Text]	fooletfs.com
Motley Fool Value Factor ETF
Prospectus [Line Items]
Performance Narrative [Text Block]

Performance Information: Performance information for the Value Fund is not included because the Fund had not commenced operations prior to the date of this Prospectus. Performance information will be available once the Value Fund has at least one calendar year of performance. Updated performance information will be available on the Value Fund’s website at fooletfs.com.

Performance One Year or Less [Text]	Performance information for the Value Fund is not included because the Fund had not commenced operations prior to the date of this Prospectus.
Performance Availability Website Address [Text]	fooletfs.com
Motley Fool Enhanced Income ETF
Prospectus [Line Items]
Performance Narrative [Text Block]

Performance Information: Performance information for the Income Fund is not included because the Fund had not commenced operations prior to the date of this Prospectus. Performance information will be available once the Income Fund has at least one calendar year of performance. Updated performance information will be available on the Income Fund’s website at www.fooletfs.com.

Performance One Year or Less [Text]	Performance information for the Income Fund is not included because the Fund had not commenced operations prior to the date of this Prospectus.
Performance Availability Website Address [Text]	www.fooletfs.com
Motley Fool International Opportunities ETF
Prospectus [Line Items]
Performance Narrative [Text Block]

Performance Information: Performance information for the International Opportunities Fund is not included because the Fund had not commenced operations prior to the date of this Prospectus. Performance information will be available once the International Opportunities Fund has at least one calendar year of performance. Updated performance information will be available on the International Opportunities Fund’s website at fooletfs.com.

Performance One Year or Less [Text]	Performance information for the International Opportunities Fund is not included because the Fund had not commenced operations prior to the date of this Prospectus.
Performance Availability Website Address [Text]	fooletfs.com
Motley Fool Large Cap Growth ETF
Prospectus [Line Items]
Performance Narrative [Text Block]

Performance Information: Performance information for the Large Cap Growth Fund is not included because the Fund had not commenced operations prior to the date of this Prospectus. Performance information will be available once the Large Cap Growth Fund has at least one calendar year of performance. Updated performance information will be available on the Large Cap Growth Fund’s website at fooletfs.com.

Performance One Year or Less [Text]	Performance information for the Large Cap Growth Fund is not included because the Fund had not commenced operations prior to the date of this Prospectus.
Performance Availability Website Address [Text]	fooletfs.com
Motley Fool Momentum Factor ETF
Prospectus [Line Items]
Performance Narrative [Text Block]

Performance Information: Performance information for the Momentum Fund is not included because the Fund had not commenced operations prior to the date of this Prospectus. Performance information will be available once the Momentum Fund has at least one calendar year of performance. Updated performance information will be available on the Momentum Fund’s website at fooletfs.com.

Performance One Year or Less [Text]	Performance information for the Momentum Fund is not included because the Fund had not commenced operations prior to the date of this Prospectus.
Performance Availability Website Address [Text]	fooletfs.com
Motley Fool Multi-Factor ETF
Prospectus [Line Items]
Performance Narrative [Text Block]

Performance Information: Performance information for the Multi-Factor Fund is not included because the Fund had not commenced operations prior to the date of this Prospectus. Performance information will be available once the Multi-Factor Fund has at least one calendar year of performance. Updated performance information will be available on the Multi-Factor Fund’s website at fooletfs.com.

Performance One Year or Less [Text]	Performance information for the Multi-Factor Fund is not included because the Fund had not commenced operations prior to the date of this Prospectus.
Performance Availability Website Address [Text]	fooletfs.com
Motley Fool Smart Volatility Factor ETF
Prospectus [Line Items]
Performance Narrative [Text Block]

Performance Information: Performance information for the Smart Volatility Fund is not included because the Fund had not commenced operations prior to the date of this Prospectus. Performance information will be available once the Smart Volatility Fund has at least one calendar year of performance. Updated performance information will be available on the Smart Volatility Fund’s website at fooletfs.com.

Performance One Year or Less [Text]	Performance information for the Smart Volatility Fund is not included because the Fund had not commenced operations prior to the date of this Prospectus.
Performance Availability Website Address [Text]	fooletfs.com
Motley Fool 100 Equal Weight ETF
Prospectus [Line Items]
Performance Narrative [Text Block]

Performance Information: Performance information for the Fool 100 Equal Weight Fund is not included because the Fund had not commenced operations prior to the date of this Prospectus. Performance information will be available once the Fool 100 Equal Weight Fund has at least one calendar year of performance. Updated performance information will be available on the Fool 100 Equal Weight Fund’s website at fooletfs.com.

Performance One Year or Less [Text]	Performance information for the Fool 100 Equal Weight Fund is not included because the Fund had not commenced operations prior to the date of this Prospectus.
Performance Availability Website Address [Text]	fooletfs.com
Motley Fool Next Equal Weight ETF
Prospectus [Line Items]
Performance Narrative [Text Block]

Performance Information: Performance information for the Next Equal Weight Fund is not included because the Fund had not commenced operations prior to the date of this Prospectus. Performance information will be available once the Next Equal Weight Fund has at least one calendar year of performance. Updated performance information will be available on the Next Equal Weight Fund’s website at fooletfs.com.

Performance One Year or Less [Text]	Performance information for the Next Equal Weight Fund is not included because the Fund had not commenced operations prior to the date of this Prospectus.
Performance Availability Website Address [Text]	fooletfs.com
Motley Fool 100 Minimum Volatility ETF
Prospectus [Line Items]
Performance Narrative [Text Block]

Performance Information: Performance information for the Fool 100 Minimum Volatility Fund is not included because the Fund had not commenced operations prior to the date of this Prospectus. Performance information will be available once the Fool 100 Minimum Volatility Fund has at least one calendar year of performance. Updated performance information will be available on the Fool 100 Minimum Volatility Fund’s website at fooletfs.com.

Performance One Year or Less [Text]	Performance information for the Fool 100 Minimum Volatility Fund is not included because the Fund had not commenced operations prior to the date of this Prospectus.
Performance Availability Website Address [Text]	fooletfs.com
Motley Fool Next Minimum Volatility ETF
Prospectus [Line Items]
Performance Narrative [Text Block]

Performance Information: Performance information for the Next Minimum Volatility Fund is not included because the Fund had not commenced operations prior to the date of this Prospectus. Performance information will be available once the Next Minimum Volatility Fund has at least one calendar year of performance. Updated performance information will be available on the Next Minimum Volatility Fund’s website at fooletfs.com.

Performance One Year or Less [Text]	Performance information for the Next Minimum Volatility Fund is not included because the Fund had not commenced operations prior to the date of this Prospectus.
Performance Availability Website Address [Text]	fooletfs.com
Motley Fool Rising 100 ETF
Prospectus [Line Items]
Performance Narrative [Text Block]

Performance Information: Performance information for the Rising 100 Fund is not included because the Fund had not commenced operations prior to the date of this Prospectus. Performance information will be available once the Rising 100 Fund has at least one calendar year of performance. Updated performance information will be available on the Rising 100 Fund’s website at fooletfs.com.

Performance One Year or Less [Text]	Performance information for the Rising 100 Fund is not included because the Fund had not commenced operations prior to the date of this Prospectus.
Performance Availability Website Address [Text]	fooletfs.com
Motley Fool Rising 100 Minimum Volatility ETF
Prospectus [Line Items]
Performance Narrative [Text Block]

Performance Information: Performance information for the Rising 100 Minimum Volatility Fund is not included because the Fund had not commenced operations prior to the date of this Prospectus. Performance information will be available once the Rising 100 Minimum Volatility Fund has at least one calendar year of performance. Updated performance information will be available on the Rising 100 Minimum Volatility Fund’s website at fooletfs.com.

Performance One Year or Less [Text]	Performance information for the Rising 100 Minimum Volatility Fund is not included because the Fund had not commenced operations prior to the date of this Prospectus.
Performance Availability Website Address [Text]	fooletfs.com